Note 12 - Segmented Information	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Segment Reporting Disclosure [Text Block]
9. SEGMENTED INFORMATION

The Company operates in one segment, the sale of rugged mobile wireless Tablet PC computing systems. The United States of America and Canada accounted for approximately 61% and 25%, respectively, of the Company’s total revenue for the three months ended June 30, 2012. The United States of America, Germany and Canada accounted for 41%, 19% and 16%, respectively of the Company’s total revenue for the three months ended June 30, 2011.

The distribution of revenue by country is segmented as follows:

	Three Months Ended June 30,
	2012	2011
Revenue by country:
United States of America	$6,056	$1,088
Canada	2,454	432
Germany	375	518
Other	1,065	640
	$9,950	$2,678

The Company has a variety of customers, and in any given year a single customer can account for a significant portion of sales. For the three months ended June 30, 2012, the Company had two customers located in the United States of America and Canada who accounted for more than 10% of total revenue. For the three months ended June 30, 2011, the Company had two customers located in Germany and Canada who accounted for more than 10% of total revenue.

Three Months Ended	Total Revenue (in millions)	Number of Customers with Revenue > 10% of Total Revenue	Customer Share as a Percent of Total Revenue
June 30, 2012	$10.0	2	59%
June 30, 2011	$2.7	2	30%

At June 30 2012, the Company had one customer that accounted for more than 10% of the outstanding net receivables.

Three Months Ended	Accounts Receivable (in millions)	Number of Customers with Account Balance > 10% of Total Receivables	Customer Share as a Percent of Total Receivables
June 30, 2012	$2.5	1	11%

The Company relies on a single supplier for the majority of its finished goods. At June 30, 2012 and 2011, the Company owed this supplier $2,451 and $664, respectively, recorded in accounts payable and accrued liabilities.

Substantially all of the Company’s capital assets are owned by its wholly-owned subsidiary, Xplore Technologies Corporation of America, a Delaware corporation. No country, other than the United States, had more than 10% of the Company’s assets for each of the three months ended June 30, 2012 and 2011.

12. SEGMENTED INFORMATION

The Company operates in one segment, the sale of rugged mobile wireless PC computing systems. Approximately 63% of the Company’s revenue for fiscal 2012 was derived from sales in the United States and Canada had approximately 11% of the revenue. For the fiscal year ended March 31, 2011, the United States accounted for 40% of the revenue, Germany had approximately 13% of the revenue and Canada had approximately 12% of the revenue.

The distribution of revenue by country is segmented as follows:

	Year ended March 31,
	2012	2011
Revenue by country:
United States	$17,363	$7,096
Canada	3,022	2,123
Germany	2,455	2,228
All other countries	4,688	6,312
	$27,528	$17,759

The Company has a variety of customers and in any given year a single customer can account for a significant portion of sales. For the year ended March 31, 2012, the Company had one customer that had sales that were greater than 10% of total revenue and the customer was located in the United States of America. For the year ended March 31, 2011, the Company had one customer that had sales that were greater than 10% of total revenue and the customer was located in Germany. The percentages of total revenue from these customers are as follows:

Fiscal Year	Total Revenue (in millions)	Number of Customers with Revenue of 10% or greater of Total Revenue	Customer Share as a Percent of Total Revenue	Percentage Share of Total Revenue
2012	$27.5	1	37%	37%
2011	$17.8	1	11%	11%

Substantially all of the Company’s capital assets are owned by its wholly- owned subsidiary, Xplore Technologies Corporation of America, a Delaware corporation. No more than 10% of the Company’s assets were located in any country, other than the United States, during each of the years ended March 31, 2012 and 2011.